Share-based payments - Equity settled, 2017 and 2013 Plan Activity (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Sibanye 2017 Share Plan - Bonus Shares
Share-based payments
Outstanding at beginning of the year (in shares)	0	0	0
Granted during the year (in shares)	0	0	0
Vested (in shares)	0	0	0
Forfeited (in shares)	0	0	0
Outstanding at end of the year (in shares)	0	0	0
Sibanye Stillwater 2017 Share Plan - Performance Shares
Share-based payments
Outstanding at beginning of the year (in shares)	410,357	25,199,516	62,597,425
Granted during the year (in shares)	0	0	0
Vested (in shares)	(197,017)	(21,823,219)	(32,299,213)
Forfeited (in shares)	(213,340)	(2,965,940)	(5,098,696)
Outstanding at end of the year (in shares)	0	410,357	25,199,516